Financial liabilities - Schedule of Changes in Liabilities Arising from Financing Activities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Liabilities Arising From Financing Activities [Roll Forward]
Interest paid	€ (336)	€ (609)
Payment of lease liabilities	(568)	(521)
Cash flows used in financing activities	(2,830)	(2,655)
Liabilities Related to Financing Activities
Liabilities Arising From Financing Activities [Roll Forward]
Liabilities arising from financing activities at beginning of period		50,902
Principal received	0
Decrease in loans and conditional advances	(1,927)
Interest paid	(335)
Payment of lease liabilities	(568)
Cash flows used in financing activities	(2,831)
Indexation effect on current lease commitment	0
Impact of discounting and catch-up	(1,031)
Accumulated fixed interest expense accrual	822
Accumulated variable interest expense accrual	3,377
Non-cash from financing activities	3,169
Liabilities arising from financing activities at end of period	51,240
Of which Current	4,735
Of which Non-Current	46,505
Lease liabilities
Liabilities Arising From Financing Activities [Roll Forward]
Liabilities arising from financing activities at beginning of period		4,230
Principal received	0
Decrease in loans and conditional advances	0
Interest paid	(69)
Payment of lease liabilities	(568)
Cash flows used in financing activities	(637)
Indexation effect on current lease commitment	0
Impact of discounting and catch-up	0
Accumulated fixed interest expense accrual	38
Accumulated variable interest expense accrual	0
Non-cash from financing activities	38
Liabilities arising from financing activities at end of period	3,632
Of which Current	1,247
Of which Non-Current	2,385
Bpifrance advance | Long-term borrowings
Liabilities Arising From Financing Activities [Roll Forward]
Liabilities arising from financing activities at beginning of period		1,606
Principal received	0
Decrease in loans and conditional advances	(600)
Interest paid	0
Payment of lease liabilities	0
Cash flows used in financing activities	(600)
Indexation effect on current lease commitment	0
Impact of discounting and catch-up	3
Accumulated fixed interest expense accrual	10
Accumulated variable interest expense accrual	0
Non-cash from financing activities	13
Liabilities arising from financing activities at end of period	1,019
Of which Current	438
Of which Non-Current	581
Curadigm Bpi advance | Long-term borrowings
Liabilities Arising From Financing Activities [Roll Forward]
Liabilities arising from financing activities at beginning of period		342
Principal received	0
Decrease in loans and conditional advances	(75)
Interest paid	0
Payment of lease liabilities	0
Cash flows used in financing activities	(75)
Indexation effect on current lease commitment	0
Impact of discounting and catch-up	8
Accumulated fixed interest expense accrual	0
Accumulated variable interest expense accrual	0
Non-cash from financing activities	8
Liabilities arising from financing activities at end of period	275
Of which Current	97
Of which Non-Current	178
HSBC “PGE” | Long-term borrowings
Liabilities Arising From Financing Activities [Roll Forward]
Liabilities arising from financing activities at beginning of period		1,891
Principal received	0
Decrease in loans and conditional advances	(626)
Interest paid	(11)
Payment of lease liabilities	0
Cash flows used in financing activities	(638)
Indexation effect on current lease commitment	0
Impact of discounting and catch-up	(4)
Accumulated fixed interest expense accrual	11
Accumulated variable interest expense accrual	0
Non-cash from financing activities	7
Liabilities arising from financing activities at end of period	1,260
Of which Current	1,260
Of which Non-Current	0
Bpifrance “PGE” | Long-term borrowings
Liabilities Arising From Financing Activities [Roll Forward]
Liabilities arising from financing activities at beginning of period		2,198
Principal received	0
Decrease in loans and conditional advances	(626)
Interest paid	(22)
Payment of lease liabilities	0
Cash flows used in financing activities	(648)
Indexation effect on current lease commitment	0
Impact of discounting and catch-up	(1)
Accumulated fixed interest expense accrual	21
Accumulated variable interest expense accrual	0
Non-cash from financing activities	19
Liabilities arising from financing activities at end of period	1,569
Of which Current	1,262
Of which Non-Current	307
EIB Loan
Liabilities Arising From Financing Activities [Roll Forward]
Liabilities arising from financing activities at beginning of period		€ 40,635
Principal received	0
Decrease in loans and conditional advances	0
Interest paid	(233)
Payment of lease liabilities	0
Cash flows used in financing activities	(233)
Indexation effect on current lease commitment	0
Impact of discounting and catch-up	(1,036)
Accumulated fixed interest expense accrual	742
Accumulated variable interest expense accrual	3,377
Non-cash from financing activities	3,083
Liabilities arising from financing activities at end of period	43,484
Of which Current	430
Of which Non-Current	€ 43,054